UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim Federated Bond Portfolio

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$118,547,832
Cash	3,685,072
Collateral for securities loaned	31,474,116
Interest receivable	1,134,012
Subscriptions receivable	192,506
Receivable for investments sold	50,237

Total assets	155,083,775

LIABILITIES:
Due to investment adviser	69,068
Payable upon return of securities loaned	31,474,116
Redemptions payable	284,360
Payable for investments purchased	3,651,595

Total liabilities	35,479,139

NET ASSETS	$119,604,636

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,263,314
Additional paid-in capital	125,004,325
Net unrealized depreciation on investments	(4,447,444)
Undistributed net investment income	148,573
Accumulated net realized loss on investments	(2,364,132)

NET ASSETS	$119,604,636

NET ASSET VALUE PER OUTSTANDING SHARE	$9.47
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	12,633,138

(1) Cost of investments in securities:	$122,995,276

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

INVESTMENT INCOME:
Interest	$2,882,446
Income from securities lending	28,643

Total income	2,911,089

EXPENSES:
Management fees	412,437

NET INVESTMENT INCOME	2,498,652

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(959,754)
Change in net unrealized depreciation on investments	(2,272,117)

Net realized and unrealized loss on investments	(3,231,871)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(733,219)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	2006	2005
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,498,652	$3,961,240
Net realized gain (loss) on investments	(959,754)	260,540
Change in net unrealized depreciation on investments	(2,272,117)	(2,203,932)

Net increase (decrease) in net assets resulting from operations	(733,219)	2,017,848

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,359,936)	(3,959,282)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	28,885,964	56,197,025
Reinvestment of distributions	2,359,936	3,959,282
Redemptions of shares	(22,817,882)	(54,411,518)

Net increase in net assets resulting from share transactions	8,428,018	5,744,789

Total increase in net assets	5,334,863	3,803,355

NET ASSETS:
Beginning of period	114,269,773	110,466,418

End of period (1)	$119,604,636	$114,269,773
	0	0
OTHER INFORMATION:

SHARES:
Sold	2,991,459	5,709,344
Issued in reinvestment of distributions	248,188	405,006
Redeemed	(2,368,869)	(5,531,052)

Net increase	870,778	583,298

(1) Including undistributed net investment income	$148,573	$9,857

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended		Year Ended December 31,		Period Ended December 31,
	June 30, 2006		2005	2004	2003 +
	UNAUDITED

Net Asset Value, Beginning of Period	$9.71		$9.88	$9.85	$10.00

Income from Investment Operations

Net investment income	0.20		0.34	0.30	0.13
Net realized and unrealized gain (loss)	(0.25)		(0.17)	0.03	(0.15)

Total Income (Loss) From Investment Operations	(0.05)		0.17	0.33	(0.02)

Less Distributions

From net investment income	(0.19)		(0.34)	(0.30)	(0.13)

Net Asset Value, End of Period	$9.47		$9.71	$9.88	$9.85

Total Return	(0.52%)		1.78%	3.38%	(0.20%)

Net Assets, End of Period ($000)	$119,605		$114,270	$110,466	$125,437

Ratio of Expenses to Average Net Assets	0.70%	*	0.70%	0.70%	0.70%	*

Ratio of Net Investment Income to Average Net Assets	4.24%	*	3.52%	2.93%	2.21%	*

Portfolio Turnover Rate	40.57%		32.96%	65.55%	33.24%

+ The portfolio commenced operations on May 21, 2003.

Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized
See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

BONDS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.50%
50,000 Alliant Techsystems Inc 48,125
Senior Subordinated Notes
6.750% April 1, 2016
50,000 DRS Technologies Inc ^^ 48,375
Company Guaranteed Notes
6.625% February 1, 2016
50,000 L-3 Communications Corp 47,500
Senior Subordinated Notes
6.125% January 15, 2014
438,000 Raytheon Co 442,254
Notes
6.750% August 15, 2007
$586,254

AGENCY --- 37.41%
573,831 Fannie Mae 566,916
6.000% August 1, 2032
3,137,305 Fannie Mae 3,028,303
5.000% February 1, 2018
1,717,001 Fannie Mae 1,656,392
5.500% July 1, 2033
3,411,471 Fannie Mae 3,199,129
5.000% December 1, 2034
892,419 Fannie Mae 901,502
6.500% January 1, 2031
1,445,261 Fannie Mae 1,394,085
5.000% May 1, 2019
3,227,416 Fannie Mae 3,057,623
4.500% June 1, 2018
1,176,059 Fannie Mae 1,129,654
5.500% March 1, 2036
1,000,000 Fannie Mae ** ^^ 937,210

4.375% March 15, 2013
3,000,000 Federal Home Loan Bank ** ^^ 2,899,509
4.625% February 18, 2011
3,432,482 Freddie Mac 3,208,091
5.000% December 1, 2035
410,662 Freddie Mac 404,582
6.000% April 1, 2035
3,200,848 Freddie Mac 3,076,386
5.500% August 1, 2035
497,913 Freddie Mac 451,718
4.500% November 1, 2035
300,000 Freddie Mac 281,836
4.500% April 1, 2018
700,000 Freddie Mac 631,295
4.500% April 1, 2033
2,700,000 Freddie Mac 2,594,109
5.500% April 1, 2033
1,119,796 Freddie Mac 1,103,219
6.000% June 1, 2035
3,375,786 Freddie Mac 3,162,784
5.000% March 1, 2034
360,846 Freddie Mac 356,367
6.000% November 1, 2033
221,377 Freddie Mac 222,722
6.500% February 1, 2036
1,138,450 Freddie Mac 1,074,824
4.500% June 1, 2020
1,214,560 Freddie Mac 1,171,721
5.500% October 1, 2033
3,006,218 Freddie Mac 2,954,689
5.500% February 1, 2018
733,370 Freddie Mac 676,104
4.000% December 1, 2020
492,836 Freddie Mac 485,304
6.000% March 1, 2036
1,500,000 Freddie Mac 1,401,941
5.000% May 1, 2036
1,799,820 Freddie Mac 1,728,802
5.500% June 1, 2036
600,001 Freddie Mac 590,832
6.000% May 1, 2036
$44,347,649

AGRICULTURE --- 0.04%
50,000 Eurofresh Inc # 49,000

Senior Notes
11.500% January 15, 2013
$49,000

AUTO PARTS & EQUIPMENT --- 0.03%
50,000 Cooper-Standard Automotive Inc 39,438
Company Guaranteed Notes
8.375% December 15, 2014
$39,438

AUTOMOBILES --- 0.88%
500,000 DaimlerChrysler NA Holding Corp 499,729
Global Notes
6.500% November 15, 2013
500,000 DaimlerChrysler NA Holding Corp ++ 500,197
Notes
5.740% August 8, 2006
50,000 General Motors Corp ^^ 40,250
Debentures
8.375% July 15, 2033
$1,040,176


BANKS --- 2.59%
200,000 BB&T Corp 188,865
Subordinated Notes
5.200% December 23, 2015
200,000 Bank of America Corp 193,595
Senior Notes
5.375% June 15, 2014
500,000 Marshall & Ilsley Bank 479,996
Notes
4.400% March 15, 2010
1,000,000 PNC Funding Corp 1,052,835
Unsecured Subordinated Notes
7.500% November 1, 2009
150,000 Popular North America Inc 148,790
Company Guaranteed Notes
5.650% April 15, 2009
700,000 Wachovia Bank NA 646,419
Subordinated Notes

4.800% November 1, 2014
350,000 Wells Fargo Bank 360,390
Subordinated Notes
6.450% February 1, 2011
$3,070,890

BROADCAST/MEDIA --- 0.68%
500,000 Comcast Cable Communications Inc 523,766
Senior Notes
7.125% June 15, 2013
50,000 DirecTV 46,125
Senior Notes
6.375% June 15, 2015
50,000 Kabel Deutschland GmbH # 52,750
Company Guaranteed Notes
10.625% July 1, 2014
50,000 Rainbow National Services LLC # 55,375
Senior Subordinated Debentures
10.375% September 1, 2014
50,000 Videotron Ltee 45,625
Notes
6.375% December 15, 2015
50,000 XM Satellite Radio Inc # ^^ 45,750
Senior Notes
9.750% May 1, 2014
50,000 Zeus Special Subsidiary Ltd # + 34,500
Step Bond 0% - 9.250%
9.890% February 1, 2015
$803,891

BUILDING MATERIALS --- 0.17%
50,000 Interline Brands Inc 49,875
Senior Subordinated Notes
8.125% June 15, 2014
50,000 Nortek Inc ^^ 48,375
Senior Subordinated Notes
8.500% September 1, 2014


50,000 Panolam Industries International Inc # 48,500
Senior Subordinated Notes
10.750% October 1, 2013

50,000 Texas Industries Inc 49,500
Senior Notes
7.250% July 15, 2013
$196,250

CANADIAN - PROVINCIAL --- 1.74%
2,000,000 Hydro-Quebec 2,057,680
Notes
6.300% May 11, 2011
$2,057,680

CHEMICALS --- 0.15%
28,000 Lyondell Chemical Co 28,770
Company Guaranteed Notes
9.500% December 15, 2008
50,000 Nalco Co ^^ 50,375
Senior Subordinated Notes
8.875% November 15, 2013
50,000 PQ Corp 47,000
Company Guaranteed Notes
7.500% February 15, 2013
50,000 Union Carbide Chemicals & Plastics Co Inc 52,107
Debentures
7.875% April 1, 2023
$178,252

COLLATERALIZED BOND OBLIGATION --- 1.15%
1,409,433 Wells Fargo Mortgage Backed Securities Trust 1,367,591
Series 2003-18 Class A1
5.500% December 25, 2033
$1,367,591

COMMERCIAL MORTGAGED BACKED --- 1.73%
450,000 CS First Boston Mortgage Securities Corp 440,769
Series 2005-C6 Class A2FX
5.207% December 15, 2040
676,690 Morgan Stanley Capital I 648,086
Series 2004-T13 Class A1
2.850% September 13, 2045
1,000,000 Washington Mutual 959,532
Series 2003-AR5 Class A6
3.695% June 25, 2033
$2,048,387

COMMUNICATIONS - EQUIPMENT --- 0.23%

275,000 Cisco Systems Inc 269,899
Notes
5.250% February 22, 2011
$269,899

COMPUTER HARDWARE & SYSTEMS --- 0.07%
50,000 Activant Solutions Inc # 48,375
Senior Subordinated Notes
9.500% May 1, 2016
32,000 SMART Modular Technologies Inc ++ 33,920
Senior Notes
9.240% April 1, 2012
$82,295

COMPUTER SOFTWARE & SERVICES --- 0.54%
500,000 Oracle Corp 482,538
Notes
5.000% January 15, 2011
50,000 SERENA Software Inc # 50,250
Senior Subordinated Notes
10.375% March 15, 2016
50,000 SS&C Technologies Inc # 51,750
Senior Subordinated Notes
11.750% December 1, 2013
50,000 SunGard Data Systems Inc # 51,875
Senior Unsecured Notes
9.125% August 15, 2013
$636,413

CONGLOMERATES --- 0.16%
200,000 General Electric Co 191,568
Notes
5.000% February 1, 2013
$191,568

CONTAINERS --- 0.16%
50,000 Ball Corp 46,625
Company Guaranteed Notes
6.625% March 15, 2018
50,000 Crown Americas Inc # 49,250
Senior Notes
7.750% November 15, 2015
50,000 Graphic Packaging International Corp 49,500
Senior Subordinated Notes
9.500% August 15, 2013

50,000 Plastipak Holdings Inc # 50,000
Senior Notes
8.500% December 15, 2015
$195,375

COSMETICS & PERSONAL CARE --- 0.04%
50,000 Playtex Products Inc 52,063
Company Guaranteed Notes
9.375% June 1, 2011
$52,063

DISTRIBUTORS --- 0.12%
50,000 Baker & Taylor Inc # 50,000
Secured Notes
11.500% July 1, 2013
50,000 Nebraska Book Co 46,500
Senior Subordinated Notes
8.625% March 15, 2012


50,000 SGS International Inc # 50,000
Senior Subordinated Notes
12.000% December 15, 2013
$146,500

ELECTRIC COMPANIES --- 0.74%
50,000 Edison Mission Energy 50,500
Senior Notes
7.730% June 15, 2009
50,000 Edison Mission Energy # 49,125
Senior Notes
7.750% June 15, 2016
50,000 Inergy LP/Inergy Finance Corp 46,500
Senior Notes
6.875% December 15, 2014
50,000 NorthWestern Corp 48,986
Secured Bonds
5.875% November 1, 2014
50,000 PSE&G Energy Holdings LLC 54,000
Senior Notes
10.000% October 1, 2009
200,000 PSI Energy Inc 196,641

Senior Unsecured Bonds
6.050% June 15, 2016
170,000 Scottish Power PLC 164,420
Notes
4.910% March 15, 2010
300,000 Westar Energy Inc 266,438
1st Mortgage
5.875% July 15, 2036
$876,610

ELECTRONICS - SEMICONDUCTOR --- 0.04%
50,000 Freescale Semiconductor Inc 50,500
Senior Notes
7.125% July 15, 2014
$50,500

FINANCIAL SERVICES --- 3.76%
50,000 ALH Finance LLC 48,250
Senior Subordinated Notes
8.500% January 15, 2013
200,000 American General Finance Corp 184,718
Notes
4.000% March 15, 2011
50,000 BCP Crystal US Holdings 54,250
Senior Subordinated Notes
9.625% June 15, 2014
1,000,000 Boeing Capital Corp 1,034,353
Notes
6.500% February 15, 2012
550,000 Citigroup Inc 532,612
Notes
3.500% February 1, 2008
200,000 Citigroup Inc 195,304
Notes
5.125% February 14, 2011
750,000 Ford Motor Credit Co 671,564
Bonds
7.375% February 1, 2011
100,000 Ford Motor Credit Co 88,708
Senior Notes
7.250% October 25, 2011
600,000 General Electric Capital Corp 564,598
Notes
3.750% December 15, 2009
50,000 General Motors Acceptance Corp 48,058

Bonds
8.000% November 1, 2031
50,000 General Motors Acceptance Corp 47,708
Notes
6.875% September 15, 2011
750,000 General Motors Acceptance Corp 748,892
Notes
6.125% September 15, 2006
50,000 Hexion US Financial Corp/Hexion Nova Scotia Finance ULC 50,625
Secured Notes
9.000% July 15, 2014
200,000 International Lease Finance Corp 193,441
Unsecured Notes
4.875% September 1, 2010
$4,463,081

FOOD & BEVERAGES --- 0.33%
50,000 B&G Foods Inc 50,000
Senior Notes
8.000% October 1, 2011
200,000 Bottling Group LLC 192,971
Senior Unsecured Notes
5.500% April 1, 2016
50,000 Cott Beverages Inc 49,875
Company Guaranteed Bonds
8.000% December 15, 2011
50,000 Del Monte Corp 46,375
Senior Notes
6.750% February 15, 2015
50,000 Michael Foods Inc 49,125
Senior Subordinated Notes
8.000% November 15, 2013
$388,346

FOREIGN GOVERNMENTS --- 0.36%
400,000 Government of Mexico 425,000
Notes
7.500% April 8, 2033
$425,000

GOLD, METALS & MINING --- 1.19%
1,000,000 BHP Finance USA Ltd 939,376
Notes
4.800% April 15, 2013


500,000 Inco Ltd 469,425
Bonds
5.700% October 15, 2015
$1,408,801

HEALTH CARE RELATED --- 0.75%
100,000 Aetna Inc 99,297
Senior Unsubordinated Notes
5.750% June 15, 2011
50,000 AmeriPath Inc 52,438
Company Guaranteed Notes
10.500% April 1, 2013
50,000 CRC Health Corp # 50,875
Senior Subordinated Notes
10.750% February 1, 2016
75,000 HCA Inc 69,491
Senior Unsecureed Notes
6.375% January 15, 2015
50,000 National Mentor Holdings Inc # 50,875
Senior Subordinated Notes
11.250% July 1, 2014
50,000 Omnicare Inc 47,500
Senior Subordinated Notes
6.875% December 15, 2015
550,000 Quest Diagnostics Inc 521,450
Company Guaranteed Notes
5.450% November 1, 2015
$891,926

HOTELS/MOTELS --- 0.09%
50,000 MTR Gaming Group Inc # 50,188
Senior Subordinated Notes
9.000% June 1, 2012
50,000 Starwood Hotels & Resorts Worldwide Inc 52,188
Company Guaranteed Notes
7.875% May 1, 2012
$102,376

HOUSEHOLD GOODS --- 0.08%
50,000 American Greetings Corp 50,250
Senior Unsecured Notes

7.375% June 1, 2016
50,000 Spectrum Brands Inc 40,625
Company Guaranteed Notes
7.375% February 1, 2015
$90,875

INDEPENDENT POWER PRODUCTS --- 0.04%
50,000 NRG Energy Inc 48,750
Senior Notes
7.375% February 1, 2016
$48,750

INSURANCE RELATED --- 1.25%
1,000,000 AXA 1,190,095
Unsecured Notes
8.600% December 15, 2030
100,000 Horace Mann Educators Corp 100,412
Senior Notes
6.850% April 15, 2016
150,000 St Paul Travelers Co Inc 141,680
Senior Unsecured Notes
5.500% December 1, 2015
50,000 Vanguard Health Holdings Co II 49,875
Senior Subordinated Notes
9.000% October 1, 2014
$1,482,062

INVESTMENT BANK/BROKERAGE FIRM --- 0.99%
550,000 Goldman Sachs Group Inc 576,297
Notes
7.350% October 1, 2009
100,000 Merrill Lynch & Co Inc 96,535
Notes
5.450% July 15, 2014
550,000 Morgan Stanley 504,251
Subordinated Notes
4.750% April 1, 2014
$1,177,083

LEISURE & ENTERTAINMENT --- 0.46%
50,000 Dave & Busters Inc # ^^ 48,000
Senior Notes
11.250% March 15, 2014
50,000 Jacobs Entertainment Inc # 50,250
Senior Notes

9.750% June 15, 2014
50,000 Kerzner International Ltd ^^ 52,188
Senior Subordinated Notes
6.750% October 1, 2015
50,000 Mandalay Resort Group ^^ 52,625
Senior Subordinated Notes
9.375% February 15, 2010
50,000 Penn National Gaming Inc 46,625
Senior Subordinated Notes
6.750% March 1, 2015
50,000 Royal Caribbean Cruises Ltd 50,457
Senior Notes
7.000% October 15, 2007
50,000 San Pasqual Casino # 49,875
Notes
8.000% September 15, 2013
50,000 Station Casinos Inc 46,813
Senior Notes
6.000% April 1, 2012
50,000 Steinway Musical Instruments Inc # 48,375
Senior Notes
7.000% March 1, 2014
50,000 True Temper Sports Inc 45,500
Company Guaranteed Notes
8.375% September 15, 2011


50,000 Tunica Biloxi Gaming Authority # 51,250
Senior Unsecured Notes
9.000% November 15, 2015
$541,958

MACHINERY --- 0.04%
50,000 Nell AF SARL # ^^ 48,063
Senior Notes
8.375% August 15, 2015
$48,063

MANUFACTURING --- 0.08%
50,000 Covalence Specialty Materials Corp # ^^ 48,000
Senior Subordinated Notes
10.250% March 1, 2016

50,000 Nutro Products Inc # 51,438
Senior Subordinated Notes
10.750% April 15, 2014
$99,438

MEDICAL PRODUCTS --- 0.17%
50,000 Accellent Inc 51,125
Company Guaranteed Notes
10.500% December 1, 2013
50,000 Fisher Scientific International Inc 48,188
Senior Subordinated Notes
6.125% July 1, 2015
50,000 Norcross Safety Products LLC 51,875
Senior Subordinated Notes
9.875% August 15, 2011
50,000 VWR International Inc 48,563
Senior Subordinated Notes
8.000% April 15, 2014
$199,751

MISCELLANEOUS --- 0.12%
50,000 American Achievement Corp 49,250
Senior Subordinated Notes
8.250% April 1, 2012
50,000 Jarden Corp ^^ 51,000
Company Guaranteed Notes
9.750% May 1, 2012
50,000 Stena AB 46,000
Senior Notes
7.000% December 1, 2016
$146,250

OIL & GAS --- 1.22%
50,000 Basic Energy Services Inc # 46,500
Senior Notes
7.125% April 15, 2016
400,000 Canadian Natural Resources Ltd 362,628
Bonds
5.850% February 1, 2035
50,000 Chesapeake Energy Corp 46,250
Senior Notes
6.875% November 15, 2020
350,000 ConocoPhillips Australia Funding Co 344,997
Company Guaranteed Notes
5.500% April 15, 2013

300,000 Consolidated Natural Gas Co 275,958
Senior Notes
5.000% December 1, 2014
50,000 Grant Prideco Inc 46,625
Senior Unsecured Notes
6.125% August 15, 2015
50,000 Hilcorp Energy I LP/Hilcorp Finance Co # ^^ 50,375
Senior Notes
9.000% June 1, 2016
50,000 Pacific Energy Partners LP/Pacific Energy Finance Corp 48,500
Senior Notes
6.250% September 15, 2015
50,000 Pioneer Natural Resources Co 48,180
Bonds
6.875% May 1, 2018
50,000 Range Resources Corp 49,625
Senior Subordinated Notes
7.375% July 15, 2013
50,000 SemGroup LP # 49,750
Senior Notes
8.750% November 15, 2015
75,000 Tennessee Gas Pipeline Co 80,210
Bonds
8.375% June 15, 2032
$1,449,598

OTHER ASSET-BACKED --- 0.04%
44,547 First Franklin Mortgage Loan Asset Backed Certificates 44,561
Series 2003-FF5 Class A3
5.735% March 25, 2034
$44,561

PAPER & FOREST PRODUCTS --- 0.04%
50,000 NewPage Corp ^^ 51,750
Senior Subordinated Notes
12.000% May 1, 2013
$51,750

PERSONAL LOANS --- 0.14%
170,000 HSBC Finance Corp 163,974
Unsecured Bonds
4.750% April 15, 2010
$163,974

PHARMACEUTICALS --- 0.66%

200,000 Abbott Laboratories 199,343
Notes
5.375% May 15, 2009
600,000 Wyeth 579,746
Notes
5.500% February 1, 2014
$779,089


POLLUTION CONTROL --- 0.65%
750,000 Republic Services Inc 775,079
Senior Unsecured Notes
6.750% August 15, 2011
$775,079

PRINTING & PUBLISHING --- 1.17%
50,000 CBD Media Inc 49,750
Company Guaranteed Notes
8.625% June 1, 2011
750,000 News America Holdings Inc 868,378
Senior Debentures
9.250% February 1, 2013
500,000 Reed Elsevier Capital Inc 463,191
Notes
4.625% June 15, 2012
$1,381,319

RAILROADS --- 0.78%
1,000,000 Union Pacific Corp 929,309
Senior Notes
4.875% January 15, 2015
$929,309

REAL ESTATE --- 1.57%
1,000,000 Duke Realty LP ++ 1,000,832
Senior Unsecured Notes
5.330% December 22, 2006
750,000 EOP Operating LP 768,564
Unsecured Notes
7.750% November 15, 2007
50,000 Host Marriott LP REIT 47,000

Company Guaranteed Notes
6.375% March 15, 2015
50,000 Ventas Realty LP REIT 49,500
Senior Notes
6.750% June 1, 2010
$1,865,896

RESTAURANTS --- 0.04%
50,000 Landry's Restaurants Inc 45,875
Company Guaranteed Notes
7.500% December 15, 2014
$45,875

RETAIL --- 1.42%
50,000 AutoNation Inc # ++ 49,750
Company Guaranteed Notes
7.160% April 15, 2013
50,000 Couche-Tard US LP/Couche-Tard Finance Corp 49,750
Senior Subordinated Notes
7.500% December 15, 2013
235,000 Home Depot Inc 225,267
Senior Notes
5.400% March 1, 2016


750,000 Kroger Co 776,369
Senior Unsecured Notes
7.250% June 1, 2009
300,000 Target Corp 303,105
Notes
5.875% March 1, 2012
300,000 Wal-Mart Stores Inc 281,877
Notes
4.125% February 15, 2011
$1,686,118

SPECIALIZED SERVICES --- 0.45%
50,000 ASG Consolidated LLC + 42,125
Step Bond 0% - 11.500%
9.240% November 1, 2011
50,000 Education Management LLC # 49,750
Senior Subordinated Notes

10.250% June 1, 2016
50,000 Hertz Corp # ^^ 53,000
Senior Subordinated Notes
10.500% January 1, 2016
50,000 Insurance Auto Auctions Inc 49,250
Company Guaranteed Notes
11.000% April 1, 2013
50,000 Knowledge Learning Corp Inc # 45,750
Company Guaranteed Notes
7.750% February 1, 2015
50,000 Lamar Media Corp 46,250
Senior Subordinated Notes
6.625% August 15, 2015
50,000 R H Donnelley Corp # ^^ 46,000
Senior Discount Notes
6.875% January 15, 2013
50,000 Visant Corp 48,500
Company Guaranteed Notes
7.625% October 1, 2012
50,000 Visant Holding Corp # 48,250
Senior Notes
8.750% December 1, 2013
50,000 WDAC Subsidiary Corp # 49,125
Senior Notes
8.375% December 1, 2014
50,000 iPayment Holdings Inc # 49,750
Senior Subordinated Notes
9.750% May 15, 2014
$527,750

TELEPHONE & TELECOMMUNICATIONS --- 1.57%
540,000 AT&T Inc 500,966
Notes
5.100% September 15, 2014
50,000 Centennial Communications Corp 49,500
Senior Notes
10.000% January 1, 2013
50,000 Intelsat Bermuda Ltd # 51,250
Senior Notes
11.250% June 15, 2016
50,000 Intelsat Subsidiary Holding Co Ltd 50,125
Company Guaranteed Notes
8.625% January 15, 2015
75,000 Nordic Telephone Co Holdings # 77,063
Senior Notes

8.875% May 1, 2016
50,000 Qwest Corp 52,750
Notes
8.875% March 15, 2012
100,000 Rogers Wireless Communications Inc 95,250
Secured Notes
6.375% March 1, 2014
320,000 Sprint Capital Corp 385,889
Company Guaranteed Bonds
8.750% March 15, 2032
280,000 Telecom Italia Capital 267,740
Notes
4.875% October 1, 2010
75,000 Telefonica Emisones SAU 74,959
Company Guaranteed Notes
7.045% June 20, 2036
200,000 Verizon Global Funding Corp 209,453
Senior Unsecured Notes
7.250% December 1, 2010
50,000 Windstream Corp # 51,125
Senior Notes
8.625% August 1, 2016
$1,866,070

TOBACCO --- 0.04%
50,000 Reynolds American Inc # 48,000
Secured Notes
7.750% June 1, 2018
$48,000

U.S. GOVERNMENTS --- 28.65%
800,000 United States of America ^^ 795,656
4.875% April 30, 2008
1,000,000 United States of America ^^ 896,641
4.500% February 15, 2036
5,250,000 United States of America ^^ 4,887,010
3.875% February 15, 2013
5,000,000 United States of America ^^ 4,833,400
3.875% May 15, 2009
535,000 United States of America ^^ 526,312
1.625% January 15, 2015
5,100,000 United States of America ^^ 5,023,290
4.750% March 31, 2011
1,650,000 United States of America ^^ 1,569,820
4.500% February 15, 2016

1,500,000 United States of America ^^ 1,456,992
4.375% December 15, 2010
3,000,000 United States of America ^^ 2,806,992
4.250% August 15, 2015
3,000,000 United States of America ^^ 2,886,564
4.000% April 15, 2010


2,000,000 United States of America ^^ 1,951,016
4.750% May 15, 2014
400,000 United States of America ^^ 371,594
4.000% February 15, 2014
1,000,000 United States of America ^^ 996,992
5.000% August 15, 2011
1,670,000 United States of America ^^ 1,891,536
6.250% May 15, 2030
2,650,000 United States of America ^^ 3,068,411
7.250% May 15, 2016
$33,962,226

UTILITIES --- 0.41%
200,000 Atmos Energy Corp 188,643
Notes
4.000% October 15, 2009
50,000 CMS Energy Corp 50,625
Senior Notes
7.500% January 15, 2009
50,000 El Paso Energy Corp 49,375
Senior Notes
6.750% May 15, 2009
50,000 Sierra Pacific Resources 47,241
Notes
6.750% August 15, 2017
50,000 Southern Star Central Corp # 48,000
Notes
6.750% March 1, 2016
50,000 Transcontinental Gas Pipe Line Corp # 47,875
Senior Notes
6.400% April 15, 2016
50,000 VeraSun Energy Corp # 52,750
Secured Notes
9.875% December 15, 2012

$484,509

TOTAL BONDS --- 97.73% $115,861,564
(Cost $120,309,008)

SHORT-TERM INVESTMENTS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

2,687,000 Federal Home Loan Bank 2,686,268
4.970%, July 3, 2006

TOTAL SHORT-TERM INVESTMENTS --- 2.27% $2,686,268
(Cost $2,686,268)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100% $118,547,832
(Cost $122,995,276)


Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.
** Security is an agency note with maturity date and
interest rate indicated.
+ Denotes a step bond: a zero coupon bond that converts
to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2006.
++ Represents the current interest rate for variable rate security.
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at June 30, 2006.

See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Moody's Rating

Maxim Federated Bond Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
Aaa	$85,212,856	71.89%
Aa	5,809,946	4.90%
A	9,180,899	7.74%
Baa	10,827,090	9.13%
Ba	3,441,567	2.90%
B	2,543,974	2.15%
C	1,531,500	1.29%
	$118,547,832	100.00%
	$ -
AAA	$85,212,856	71.88%
AA	5,809,946	4.90%
A	9,180,899	7.74%
BAA	10,827,090	9.13%
BA	3,441,567	2.90%
B	2,543,974	2.15%
C	1,531,500	1.29%

	118,547,832	100.00%

TOTAL FROM SOI	$118,547,832	$ -

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2006 were $2,211,143, $2,197,752 and 1.84%, respectively.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $11,292,542 and $0, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $44,867,957 and $46,245,555, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2006, the U.S. Federal income tax cost basis was $123,205,630. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $90,677 and gross depreciation of securities in which there was an excess of tax cost over value of $4,748,476, resulting in net depreciation of $4,657,799.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2006, the Portfolio had securities on loan valued at $31,449,408 and received collateral of $31,474,116 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. The Portfolio had current year deferred post-October capital losses of $161,442. At December 31, 2005, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $1,142,739, which expires in the year 2012.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006